FINANCIAL INSTRUMENTS - Disclosure of fair value measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Foreign exchange forward contracts designated as cash flow hedges	$ 827	$ 229
Financial assets and liabilities	827	228
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities	827	228
Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange forward contracts designated as cash flow hedges	827	229
Financial assets [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange forward contracts designated as cash flow hedges	$ 827	229
Financial liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange forward contracts designated as cash flow hedges		(1)
Financial liabilities [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange forward contracts designated as cash flow hedges		$ (1)